LORD ABBETT EQUITY TRUST

90 Hudson Street

Jersey City, New Jersey 07302-3973

March 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:   Lord Abbett Equity Trust (the “Registrant”)

1933 Act File No. 333-60304

1940 Act File No. 811-10371

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 24 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the U.S. Securities and Exchange Commission on February 25, 2015.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2859.

Very truly yours,

/s/ Cirila Stephens

Cirila Stephens

Assistant Director of Mutual Fund

Paralegal Services

Lord, Abbett & Co. LLC